CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Revenues	[1]	₫ 27,903,869	$ 1,169,189,181	₫ 14,965,591	₫ 16,028,182
Related party
Revenues		₫ 19,305,452	$ 808,900,000	₫ 2,378,858	₫ 516,546

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.